COMMITMENTS AND CONTINGENCIES	3 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 5. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,800,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter fully exercised its over-allotment option on July 19, 2021.

The underwriter was paid an underwriting discount of $0.20 per unit, or approximately $2.4 million in the aggregate upon the closing of the Initial Public Offering. In addition, the Company received a reimbursement from the underwriter of $480,000 to cover for certain offering expenses.

In addition, $0.35 per unit, or approximately $3.4 million in the aggregate (net of the reimbursement from the underwriter of $820,000 from the deferred commissions for business combination expenses) will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on July 19, 2021, the underwriter was paid an additional fee of $360,000 and an additional amount of $630,000 is payable as deferred underwriting commissions.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 5. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,800,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter fully exercised its over-allotment option on July 19, 2021.

The underwriter was paid an underwriting discount of $0.20 per unit, or approximately $2.4 million in the aggregate upon the closing of the Initial Public Offering. In addition, the Company received a reimbursement from the underwriter of $480,000 to cover for certain offering expenses.

In addition, $0.35 per unit, or approximately $3.4 million in the aggregate (net of the reimbursement from the underwriter of $820,000 from the deferred commissions for business combination expenses) will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on July 19, 2021, the underwriter was paid an additional fee of $360,000 and an additional amount of $630,000 is payable as deferred underwriting commissions.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 5. COMMITMENTS AND CONTINGENCIES

Registration and Shareholder Rights

The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights pursuant to a registration and shareholder rights agreement. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of the initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of the Initial Public Offering to purchase up to 1,800,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriter fully exercised its over-allotment option on July 19, 2021.

The underwriter was paid an underwriting discount of $0.20 per unit, or approximately $2.4 million in the aggregate upon the closing of the Initial Public Offering. In addition, the Company received a reimbursement from the underwriter of $480,000 to cover for certain offering expenses.

In addition, $0.35 per unit, or approximately $3.4 million in the aggregate (net of the reimbursement from the underwriter of $820,000 from the deferred commissions for business combination expenses) will be payable to the underwriter for deferred underwriting commissions. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

In connection with the consummation of the Over-Allotment on July 19, 2021, the underwriter was paid an additional fee of $360,000 and an additional amount of $630,000 is payable as deferred underwriting commissions.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.